                             SCHRODER SERIES TRUST
                                   PROSPECTUS
                                 ADVISOR SHARES
                                 JUNE 17, 1997
                           AS REVISED OCTOBER 8, 1997

Schroder Series Trust is an open-end management investment company offering by this Prospectus Advisor Shares of four separate investment portfolios: Schroder Large Capitalization Equity Fund, Schroder Small Capitalization Value Fund, Schroder MidCap Value Fund, and Schroder Investment Grade Income Fund. Schroder Capital Management Inc. ("Schroder") serves as investment adviser to each of the Funds. Each Fund pursues its investment objectives through the investment policies described in this Prospectus.

This Prospectus explains concisely the information that a prospective investor should know before investing in Advisor Shares of the Funds. Please read it carefully and keep it for future reference. Investors can find more detailed information about the Trust in the March 1, 1997 Statement of Additional Information, as revised September 12, 1997 and further amended from time to time. For a free copy of the Statement of Additional Information, please call 1-800-464-3108. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                   FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
                 PLEASE CALL 1-800-730-2932 FOR COMPLETE INFORMATION AND
                           TO OBTAIN THE RELEVANT PROSPECTUS.
                 PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.
SCHRODER CAPITAL FUNDS (DELAWARE)                   SCHRODER SERIES TRUST
SCHRODER INTERNATIONAL FUND                         SCHRODER LARGE CAPITALIZATION EQUITY
                                                    FUND
SCHRODER EMERGING MARKETS FUND                      SCHRODER SMALL CAPITALIZATION VALUE
                                                    FUND
  INSTITUTIONAL PORTFOLIO                           SCHRODER MIDCAP VALUE FUND
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND       SCHRODER INVESTMENT GRADE INCOME FUND
SCHRODER U.S. SMALLER COMPANIES FUND
SCHRODER U.S. EQUITY FUND

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TABLE OF CONTENTS

                                                                                                     Page
                                                                                                  -----------
Summary of Expenses.............................................................................           4

Investment Objectives and Policies..............................................................           6

  Schroder Large Capitalization Equity Fund.....................................................           6

  Schroder Small Capitalization Value Fund......................................................           7

  Schroder MidCap Value Fund....................................................................           8

  Schroder Investment Grade Income Fund.........................................................           8

  Other Investment Practices and Risk Considerations............................................           9

  Portfolio Turnover............................................................................          13

How to Buy Shares...............................................................................          13

How to Sell Shares..............................................................................          14

Exchanges.......................................................................................          15

Determination of Net Asset Value................................................................          15

Distributions...................................................................................          15

Taxes...........................................................................................          16

Management of the Trust.........................................................................          16

Performance Information.........................................................................          18

Additional Information About the Trust..........................................................          19

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SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in Advisor Shares of the Funds. The following tables summarize the expenses incurred by each Fund and attributable to its Advisor Shares, based (for all Funds except the MidCap Value Fund) on its most recent fiscal year. Information for the MidCap Value Fund is based on estimated expenses for the Fund's first full year of operations. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in Advisor Shares of the Funds over specified periods.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases......................................       None
Maximum Sales Load Imposed on Reinvested Dividends...........................       None
Deferred Sales Load..........................................................       None
Redemption Fees..............................................................       None
Exchange Fees................................................................       None

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                         Schroder       Schroder
                                                           Large          Small        Schroder         Schroder
                                                       Capitalization Capitalization MidCap Value   Investment Grade
                                                        Equity Fund    Value Fund        Fund          Income Fund
                                                       -------------  -------------  -------------  -----------------
Management Fees (after expense limitation)...........         0.75           0.95           0.90             0.38(1)
12b-1 Fees(2)........................................         None           None           None             None
Other Expenses.......................................         0.76           0.73           0.70             0.99
Total Fund Operating Expenses (after expense
 limitation).........................................         1.51           1.68           1.60             1.37(1)

------------------------
(1) The Management Fees and Total Fund Operating Expenses for the Investment Grade Income Fund reflect an expense limitation currently in effect. See "Management of the Trust" below. In the absence of the limitation, Management Fees and Total Fund Operating Expenses for Advisor Shares of that Fund would be 0.50% and 1.49%, respectively.
(2) Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended. The Funds presently make no payments under the Distribution Plans, although payments made by a Fund under its Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares. See "How to Buy Shares -- Distribution Plans."

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EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

FUNDS:                                                           1 year       3 years      5 years     10 years
                                                                  -----     -----------  -----------  -----------

Schroder Large Capitalization Equity Fund....................   $      15    $      48    $      83    $     181
Schroder Small Capitalization Value Fund.....................   $      17    $      53    $      92    $     200
Schroder MidCap Value Fund...................................   $      16    $      51           --           --
Schroder Investment Grade Income Fund........................   $      14    $      44    $      75    $     165

The tables and Example are provided to help you understand the expenses of investing in Advisor Shares of each of the Funds and your share of the operating expenses of each Fund attributable to its Advisor Shares. THE TABLES AND EXAMPLE DO NOT REPRESENT PAST OR FUTURE EXPENSE LEVELS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLE TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

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INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a different investment objective or objectives which it pursues through the investment policies described below. Because of the differences in objectives and policies among the Funds, the Funds will achieve different investment returns and will be subject to varying degrees of market and financial risk. The investment objectives and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees of the Trust without a vote of shareholders. As a matter of policy, the Trustees would not materially change an investment objective of a Fund without shareholder approval. Additional Funds may be created from time to time with different investment objectives and policies.

If the securities rating of a debt security held by a Fund declines below any minimum rating for securities in which the Fund may invest, the Fund will not be required to dispose of the security, but Schroder will consider whether continued investment in the security is consistent with the Fund's investment objectives. Certain of the Funds may also use a variety of derivative strategies including, without limitation, options, futures contracts, and forward contracts, and mortgage-backed securities described below. See "Other investment practices and risk considerations."

None of the Funds is intended to be a complete investment program, and there is no assurance that any Fund will achieve its objective or objectives.

SCHRODER LARGE CAPITALIZATION EQUITY FUND

SCHRODER LARGE CAPITALIZATION EQUITY FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM GROWTH OF CAPITAL. The Fund invests in common stocks and other securities of companies with large market capitalizations that Schroder believes offer the potential for long-term growth of capital.

The Fund will under normal circumstances invest primarily in equity securities Schroder believes to be undervalued. In selecting such securities, Schroder will focus on industries and issuers it believes offer the possibility for growth of capital from earnings potential and other factors not fully reflected in current market prices. Such factors may include, for example, a company's probable future earnings, the ratio of its market value to its book value, and its dividends, cash flow, financial strength, debt-to-capital ratio, working assets, and competitive position, as well as other factors Schroder may consider significant in a particular industry or under varying market conditions. In identifying undervalued securities, Schroder may make investment judgments contrary to those of most investors.

The Fund will normally invest at least 65% of its total assets in equity securities, including common and preferred stocks and warrants to purchase common or preferred stocks, of companies with large market capitalizations (generally more than $5 billion). The Fund may invest the remainder of its assets in equity securities of smaller companies or in debt securities if Schroder believes they would help achieve the Fund's objective. Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The Fund may also hold a portion of its assets in cash or money market instruments.

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At times, Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

Until September 1997, the Fund was known as "Schroder Equity Value Fund."

SCHRODER SMALL CAPITALIZATION VALUE FUND

SCHRODER SMALL CAPITALIZATION VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL APPRECIATION. The Fund invests primarily in equity securities of companies having a relatively small market capitalization (generally less than $1 billion) that Schroder believes have potential for capital appreciation. In choosing portfolio investments for the Fund, Schroder attempts to identify securities whose potential for long-term capital appreciation is not fully reflected in their market prices. This may be the result, for example, of the market's undervaluation of a company's potential for earnings growth or of its financial or business assets or other assets.

The companies in which the Fund invests may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

The Fund will normally invest at least 65% of its total assets in common and preferred stocks, and warrants to purchase common or preferred stocks, of companies having market capitalizations of less than $1 billion. The Fund may invest the remainder of its assets in equity securities of larger companies and in debt securities (including convertible bonds) and may hold a portion of its assets in cash or money market instruments. Debt securities in which the Fund may invest will be rated, at the time of investment, at least Baa by Moody's or BBB by Standard & Poor's or, if unrated, determined by Schroder at the time of investment to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities.

At times Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest any portion of its assets in high-quality debt securities, or hold any portion of its assets in cash or money market instruments, to the extent Schroder might consider consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

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SCHRODER MIDCAP VALUE FUND

SCHRODER MIDCAP VALUE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in publicly traded common stocks of "mid-cap" companies -- companies with market capitalizations of between $750 million and $5 billion. In selecting investments for the Fund, Schroder tries to identify companies that have good prospects for earnings growth and whose price-to-earnings ratios are lower than the average price-to-earnings ratios of comparable companies.

Schroder believes that certain mid-cap companies may be undervalued and may offer greater opportunities for capital appreciation than larger companies, for a number of reasons. For example, many mid-cap companies have not attracted substantial coverage by Wall Street analysts or a substantial institutional following. As a result, many investors may not have recognized the full values of such companies or of their potential for earnings growth, or of their financial or business assets. In addition, a mid-cap company may, because of its smaller size, be able to adapt more quickly to competitive or economic changes than larger, longer established companies.

For similar reasons, mid-cap companies may present different investment risks than do large-cap companies. Such companies may have limited product lines, markets, or financial resources and may depend on a limited management group. Their securities may trade less frequently and in smaller volume than more widely held securities, and their values may fluctuate more sharply than other securities. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies. Schroder's strategy for the Fund includes investing in certain stocks before other investors recognize their value. The result could be a lack of stock price movement in the short term. Investors should therefore have a long-term investment horizon when investing in the Fund.

Although the Fund will seek to invest principally in common stocks, it may also invest in preferred stocks, warrants, and securities convertible into common or preferred stocks if Schroder believes such investments would help achieve the Fund's objective. Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies determined by Schroder to be "mid-cap" companies. The Fund may hold a portion of its assets in cash or money market instruments.

At times Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would invest any portion of its assets in high-quality debt securities, or hold any portion of its assets in cash or money market instruments, to the extent Schroder might consider consistent with such defensive strategies. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

SCHRODER INVESTMENT GRADE INCOME FUND

SCHRODER INVESTMENT GRADE INCOME FUND'S INVESTMENT OBJECTIVE IS TO SEEK CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL. Growth of capital is a secondary objective, to the extent consistent with the Fund's principal objective. The Fund may invest in debt securities, including securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities and corporate obligations, preferred stocks, and dividend-

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paying common stocks. The Fund will normally invest at least 90% of its total assets in U.S. Government securities and in debt securities and preferred stocks rated investment grade (or, if unrated, considered by Schroder to be of comparable quality). A security will be considered to be of "investment grade" if, at the time of investment by the Fund, it is rated at least Baa3 by Moody's or BBB- by Standard & Poor's or, if unrated, determined by Schroder to be of comparable quality. The Fund will not invest in a security rated below A3 or A-if as a result more than 25% of the Fund's assets would, at the time of such investment, be invested in securities rated below those rating categories. The Fund may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations, some of which may be backed by agencies or instrumentalities of the U.S. Government. The Fund may hold a portion of its assets in cash or money market instruments.

Schroder may take full advantage of the entire range of maturities of the securities in which the Fund may invest and may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. Thus, at certain times the average maturity of the portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (more than 10 years, for example).

Higher-rated securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities, although, as a result, the yields available from higher-rated securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, however, the values of higher-rated securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities generally will not affect interest income on securities already held by the Fund, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations generally will be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than invest in higher yielding longer-term securities. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities.

At times Schroder may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund would be permitted to hold all or any portion of its assets in cash or money market instruments. It is impossible to predict when, or for how long, the Fund will use these alternate strategies.

OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

The Funds may also engage in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices (some of which may be considered "derivative" investments), including limitations designed to reduce these risks.

OPTIONS AND FUTURES PORTFOLIO STRATEGIES. Each of the Funds may engage in a variety of transactions involving the use of options and futures contracts for purposes of increasing its investment return or hedging against market changes. A Fund may seek to increase its current return by writing covered call options and covered put options on its portfolio securities or other securities in which it may invest. A Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit. A Fund may also buy and sell put and call

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options on such securities for hedging purposes. When a Fund writes a call option on a portfolio security, it gives up the opportunity to profit from any increase in the price of the security above the exercise price of the option; when it writes a put option, a Fund takes the risk that it will be required to purchase a security from the option holder at a price above the current market price of the security. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund may also from time to time buy and sell combinations of put and call options on the same underlying security to earn additional income.

A Fund may buy and sell index futures contracts. An "index future" is a contract to buy or sell units of a particular index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Fund enters into and terminates an index future transaction, the Fund may realize a gain or loss. A Fund may also purchase warrants, issued by banks or other financial institutions, whose values are based on the values from time to time of one or more securities indices.

A Fund may buy and sell futures contracts on U.S. Government securities or other debt securities. A futures contract on a debt security is a contract to buy or sell a certain amount of the debt security at an agreed price on a specified future date. Depending on the change in the value of the security when the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss.

A Fund may purchase and sell options on futures contracts or on securities indices in addition to or as an alternative to purchasing and selling futures contracts.

A Fund may purchase and sell futures contracts, options on futures contracts, and options on securities indices for hedging purposes or, to the extent permitted by applicable law, to increase its current return.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS. Options and futures transactions involve costs and may result in losses. The use of options and futures involves certain special risks, including the risks that a Fund may be unable at times to close out such positions, that hedging transactions may not accomplish their purpose because of imperfect market correlations, or that Schroder may not forecast market movements correctly.

The effective use of options and futures strategies is dependent on, among other things, a Fund's ability to terminate options and futures positions at times when Schroder deems it desirable to do so. Although a Fund will enter into an option or futures contract position only if Schroder believes that a liquid secondary market exists for that option or futures contract, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

Each Fund generally expects that its options and futures contract transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter

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markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

The use of options and futures strategies also involves the risk of imperfect correlation between movements in the prices of options and futures contracts and movements in the value of the underlying securities or index, or in the prices of the securities that are the subject of a hedge. The successful use of these strategies further depends on the ability of Schroder to forecast market movements correctly.

Because the markets for certain options and futures contracts in which a Fund will invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such investments may be limited. A Fund's ability to engage in hedging transactions may be limited by certain regulatory and tax considerations. A Fund's hedging transactions may affect the character or amount of its distributions. The tax consequences of certain hedging transactions have been modified by the Taxpayer Relief Act of 1997.

For more information about any of the options or futures portfolio transactions described above, see the Statement of Additional Information.

MORTGAGE-BACKED SECURITIES. Each Fund may invest a portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including collateralized mortgage obligations. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holder of the mortgage-backed securities. Prepayments of principal and interest on mortgages underlying mortgage-backed securities may shorten the effective maturity of certain of such obligations. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market considerations.

Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective maturities of such securities.

Mortgage-backed securities currently offer yields higher than those available from many other types of debt securities, but their price volatility and yield characteristics change based on increases and decreases in prepayment rates, and they are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. These prepayments would have to be reinvested at the lower rates. As a result, a Fund's mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

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ZERO-COUPON BONDS. Each Fund which may invest in debt securities may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments and, as a result, may involve greater credit risks than bonds that pay interest currently.

SECURITIES LOANS, REPURCHASE AGREEMENTS, AND FORWARD COMMITMENTS. Each Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers, and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. Each Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

FOREIGN INVESTMENTS. Each Fund may invest without limit in securities principally traded in foreign markets, although it is not currently expected that any of the Funds will invest in securities of foreign issuers to a substantial degree. Each Fund may also purchase Eurodollar certificates of deposit without limitation. Because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

A Fund may buy or sell foreign currencies, foreign currency forward contracts, and options on foreign currencies for hedging purposes in connection with its foreign investments.

LIQUIDITY. A Fund will not invest more than 15% of its net assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by a Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on a Fund's investment in illiquid securities. There can, however, be no assurance that a Fund will be able to sell such securities at any time when Schroder deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.

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PORTFOLIO TURNOVER

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rates for the following Funds' most recent fiscal year were as follows: Schroder Large Capitalization Equity Fund -- 56.38%; Schroder Small Capitalization Value Fund -- 81.63%; Schroder Investment Grade Income Fund -- 68.76%. The MidCap Value Fund's annual portfolio turnover rate is expected to be less than 100%.

HOW TO BUY SHARES

You can purchase Advisor Shares of any of the Funds through a Service Organization such as a bank, trust company, broker-dealer, or other financial organization having an arrangement with Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge for its services.

Advisor Shares are sold at their net asset value per share next determined after the Trust receives your order. The minimum initial investment in Advisor Shares of a Fund is $2,500, except that the minimum for an IRA account is $2,000. In order for you to receive the net asset value determined on any day, Schroder Fund Advisors Inc. must receive your order before the close of regular trading on the New York Stock Exchange on that day.

If Advisor Shares purchased by you will be held in your own name (rather than in the name of your Service Organization), payment for your shares must be accompanied by a completed Account Application in proper form. The Trust or Boston Financial Data Services, Inc., the Trust's transfer agent (the "Transfer Agent"), may request additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians. You may obtain an Account Application from your Service Organization.

Each Fund reserves the right to reject any purchase, in whole or in part, and to suspend the offering of its shares for any period of time and to change or waive any minimum investment amounts.

DISTRIBUTION PLANS. Schroder Fund Advisors Inc. serves as distributor of the Trust's shares. Each Fund has adopted a Distribution Plan pursuant to which the Fund may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Fund's average daily net assets attributable to its Advisor Shares. The Funds presently make no payments under the Distribution Plans, although the Trustees may at any time authorize payments at an annual rate of up to 0.50% of a Fund's average daily net assets attributable to its Advisor Shares.

Payments under a Fund's Shareholder Servicing Plan for Advisor Shares will be considered to have been made pursuant to the Fund's Distribution Plan, to the extent such payments may be deemed to be primarily intended to result in the sale of the Fund's Advisor Shares.

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                                       13
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HOW TO SELL SHARES

You can sell your Advisor Shares in a Fund to that Fund any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. A Fund will only redeem shares for which it has received payment.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Your Service Organization and the Transfer Agent must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Service Organization will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

SELLING SHARES DIRECTLY TO A FUND

If your Advisor Shares of a Fund are held in your own name (rather than in the name of your Service Organization), you may redeem your shares by mailing a written request for redemption to the Transfer Agent that:

(1) states the number of shares or dollar amount to be redeemed;

(2) identifies your account number; and

(3) is signed by you and all other owners of the account exactly as their names appear on the account.

If you request that the proceeds from your redemption be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. Please contact the Transfer Agent for more details at 1-800-464-3108. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption.

WIRE TRANSFER. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. The Funds will forward proceeds from telephone redemptions only to the bank or brokerage account that you have authorized in writing.

Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to dealers or other financial intermediaries in connection with sales of Trust shares or shareholder servicing. In some instances, this compensation may be made available only to certain dealers or other financial intermediaries who have sold or are expected to sell significant amounts of shares of the Trust.

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GENERAL REDEMPTION POLICIES

The redemption price per share is the net asset value per share next determined after the Transfer Agent receives the request for redemption in proper form, and each Fund will make payment for redeemed shares within seven days thereafter. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. If you purchase shares of a Fund by check (including certified check) and redeem them shortly thereafter, the Fund will delay payment of the redemption proceeds for up to fifteen days after the Fund's receipt of the check or until the check has cleared, whichever occurs first. If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time.

EXCHANGES

You can exchange your Advisor Shares of any Fund for Advisor Shares of any other Fund at any time at their respective net asset values. Contact your Service Organization or the Transfer Agent for details. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension.

DETERMINATION OF NET ASSET VALUE

EACH FUND CALCULATES THE NET ASSET VALUE OF ITS ADVISOR SHARES BY DIVIDING THE TOTAL VALUE OF ITS ASSETS ATTRIBUTABLE TO ITS ADVISOR SHARES, LESS ITS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, BY THE NUMBER OF ITS ADVISOR SHARES OUTSTANDING. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values determined by Schroder. The net asset value of a Fund's Advisor Shares will generally differ from that of its other classes of shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

DISTRIBUTIONS

SCHRODER LARGE CAPITALIZATION EQUITY FUND, SCHRODER SMALL CAPITALIZATION VALUE FUND, AND SCHRODER MIDCAP VALUE FUND. The Large Capitalization Equity Fund, the Small Capitalization Value Fund, and the MidCap Value Fund distribute any net investment income and any net realized capital gains at least annually. Distributions from net investment income, if any, are expected to be small. Distributions from net capital gains are made after applying any available capital loss carryovers.

SCHRODER INVESTMENT GRADE INCOME FUND. The Investment Grade Income Fund distributes net investment income monthly and any net realized capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS: (1) reinvest all distributions in additional Advisor Shares of your Fund; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the

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                                       15
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SCHRODER SERIES TRUST
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Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. A Fund will distribute substantially all of its net investment income and net capital gain income on a current basis. A Fund's distributions will be taxable to you as ordinary income to the extent derived from the Fund's investment income and net short-term gains (that is, net gains from capital assets held for not more than a year). Distributions designated by a Fund as deriving from net gains on capital assets held for more than 1 year but not more than 18 months and from net gains on capital assets held for more than 18 months will be taxable to you as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Early in each year the Trust will notify you of the amount and tax status of distributions paid to you by each of the Funds for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax adviser to determine the precise effect of an investment in a Fund on your particular tax situation.

In order to permit Schroder Investment Grade Income Fund to maintain a more stable monthly dividend, that Fund may from time to time pay out less than the entire amount of net investment income earned in any particular period. Any such amount retained by the Fund would be available to stabilize future dividends. As a result, the dividends paid by the Fund for any particular period may be more or less than the amount of net investment income actually earned by the Fund during the period. None of the Funds intends to distribute in respect of any taxable year more than the Fund's net income for federal income tax purposes for that year, nor does any of the Funds intend to stabilize its dividends in any year in such a manner as to cause the Fund to pay federal tax.

In order to avoid dilution of the undistributed net investment income of Schroder Investment Grade Income Fund, that Fund follows an accounting practice known as "equalization." A portion of the purchase price paid for shares of the Fund (including shares purchased by reinvestment of Fund distributions) equal to the undistributed net investment income per share of the Fund at the time of purchase is segregated for accounting purposes and is available for payment of future dividends. As a result, future dividends may include a non-taxable return of capital to shareholders.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. The Trust's investment adviser is Schroder Capital Management Inc. ("Schroder"). Schroder is a wholly owned subsidiary of Schroders Incorporated, which engages through its subsidiary firms in the investment banking, asset management, and securities businesses. Affiliates of Schroders Incorporated (or their predecessors) have been investment managers since 1927. Schroder itself has been an investment manager since 1962, and served as investment manager for approximately $4.4

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billion as of June 30, 1997. Schroders Incorporated is an indirect, wholly owned
U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management businesses, and as of June 30, 1997, had under management assets of approximately $150 billion. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder Capital Management International Inc. Schroder Capital Management International Inc. is also a wholly owned subsidiary of Schroders Incorporated.

Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for the Funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Schroder also manages the Trust's other affairs and business. The Trust's principal office is located at 787 Seventh Avenue, New York, New York 10019 (which is also the address of Schroder's principal office), and its telephone number is (212) 641-3900. Schroder has served as investment adviser to the Trust since its inception.

The Funds pay management fees to Schroder monthly at the following annual rates (based on the assets of each Fund taken separately): Schroder Large Capitalization Equity Fund -- 0.75% of the Fund's average net assets; Schroder Small Capitalization Value Fund -- 0.95% of the Fund's average net assets; Schroder MidCap Value Fund -- 0.90% of the Fund's average net assets; and Schroder Investment Grade Income Fund -- 0.50% of the Fund's average net assets. In order to limit the Funds' expenses, Schroder has voluntarily agreed to reduce its compensation (and, if necessary, to pay certain expenses of each of the Funds) until October 31, 1997 (October 31, 1998 for the MidCap Value Fund) with respect to each of the Funds to the extent that a Fund's expenses (other than Schroder's compensation, brokerage, interest, taxes, deferred organizational expenses, shareholder service fees, and extraordinary expenses) exceed the following annual rates: Schroder Large Capitalization Equity Fund -- 0.80% of the Fund's average net assets; Schroder Small Capitalization Value Fund -- 0.75% of the Fund's average net assets; Schroder MidCap Value Fund -- 0.45% of the Fund's average net assets; and Schroder Investment Grade Income Fund -- 0.62% of the Fund's average net assets. The Trust pays all expenses not assumed by Schroder, including Trustees' fees, auditing, legal, custodial, and investor servicing and shareholder reporting expenses.

Schroder's investment decisions for each of the Funds are generally made by a committee of Schroder's investment professionals. Mr. Paul Morris, Director and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Large Capitalization Equity Fund. Ms. Nancy B. Tooke, Director, Senior Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Small Capitalization Value Fund. Ms. Tooke and Locke W. Ogens, First Vice President and Portfolio Manager at Schroder, are primarily responsible for making recommendations to the committee for Schroder MidCap Value Fund. Mr. Gary S. Zeltzer, Group Vice President and Portfolio Manager at Schroder, is primarily responsible for making recommendations to the committee for Schroder Investment Grade Income Fund. Each of the persons named has had that responsibility since the organization of the Funds (other than Mr. Morris, who has had that responsibility since March 1997) and has several years of experience in managing investment portfolios comparable to those for which each has such responsibility.

Schroder places all orders for purchases and sales of the Funds' securities. In selecting broker-dealers, Schroder may consider research and brokerage services furnished to it and its affiliates. Schroder & Co. Inc. and Lewco Securities Corp., affiliates of Schroder, may receive brokerage commissions from the Funds in accordance with procedures adopted by the

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Trustees under the Investment Company Act of 1940 which require periodic review of these transactions. Subject to seeking the most favorable price and execution available, Schroder may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") for the Advisor Shares of each Fund. Under the Service Plan, each Fund pays fees to Schroder Fund Advisors Inc. at an annual rate of up to 0.25% of the average daily net assets of the Fund represented by Advisor Shares. Schroder Fund Advisors Inc. may enter into shareholder service agreements with Service Organizations pursuant to which the Service Organizations provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a Service Organization may receive payments from Schroder Fund Advisors Inc. at a rate not exceeding 0.25% of the average daily net assets of the Advisor Shares of each Fund for which the Service Organization is the Service Organization of record. These administrative services may include, but are not limited to, the following functions: establishing and maintaining accounts and records relating to clients of the Service Organization; answering shareholder inquiries regarding the manner in which purchases, exchanges, and redemptions of Advisor Shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange, and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request. Some Service Organizations may impose additional conditions or fees, such as requiring clients to invest more than the minimum amounts required by the Trust for initial or subsequent investments or charging a direct fee for services. Such fees would be in addition to any amounts which might be paid to the Service Organization by Schroder Fund Advisors Inc. Please contact your Service Organization for details.

PERFORMANCE INFORMATION

Yield and total return data relating to Advisor Shares of the Funds may from time to time be included in advertisements about the Funds. The "yield" of a Fund's Advisor Shares is calculated by dividing the Fund's annualized net investment income per Advisor Shares during a recent 30-day period by the net asset value per Advisor Shares on the last day of that period. When a Fund's total return is advertised with respect to Advisor Shares, it will be calculated for the past year, the past five years, and the past ten years (or if a Fund's Advisor Shares have been offered for a period shorter than one, five, or ten years, that period will be substituted) through the most recent calendar quarter, as more fully described in the Statement of Additional Information. Advertisements about a Fund may include total return information for the Fund's Investor Shares for periods prior to the initial offering date of the Fund's Advisor Shares (for all Funds except the MidCap Value Fund); that information may be adjusted to reflect the actual fees and expenses attributable to the Advisor Shares that were not applicable to the Fund's Investor Shares during the periods presented. Total return for any period of one year or less represents the actual rate of return on such an investment earned during the period, although annualized figures may also be shown in advertisements. Total return quotations assume that all dividends and distributions are reinvested when paid.

ALL DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a Fund's Advisor Shares, which will vary, is based on many factors, including market conditions, the composition of each Fund's portfolio, and each Fund's operating expenses attributable to Advisor Shares. Investment performance also often

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reflects the risks associated with each Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect. These factors should be considered when comparing the investment results of a Fund's Advisor Shares to those of various classes of other mutual funds and other investment vehicles. Performance for each Fund's Advisor Shares may be compared to various indices. See the Statement of Additional Information for more information.

ADDITIONAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust in 1993. The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The Trust's shares of beneficial interest are presently divided into five different series (four of which are offered in this Prospectus). Each Fund's shares are presently divided into two classes, Advisor Shares, which are offered through this Prospectus, and Investor Shares, which are offered through a separate prospectus. Unlike Advisor Shares, Investor Shares are not subject to shareholder service fees and distribution fees, which will affect their performance relative to Advisor Shares. To obtain more information about Investor Shares, contact Schroder Series Trust at (800) 464-3108.

Each share has one vote, with fractional shares voting proportionally. Shareholders of a class of shares or series generally have separate voting rights with respect to matters that affect only that class or series. See "Organization and Capitalization" in the Statement of Additional Information. Shares are freely transferable and are entitled to dividends and other distributions as declared by the Trustees. Dividends and other distributions paid by the Funds on their two classes of shares will normally differ in amount due to the differing expenses borne by the two classes. If a Fund were liquidated, each class of shares would receive the net assets of the Fund attributable to that class. A Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

Due to their ownership of shares of certain of the Funds, the Schroder & Co. Inc. Profit-Sharing, Savings Incentive, and Pension Plans and the Lewco Securities Corp. Profit-Sharing, Thrift, and Pension Plans may be deemed to control those Funds. See the Statement of Additional Information.

If you own fewer shares of any Fund than a minimum amount set by the Trustees (presently 50 shares), the Trust may choose to redeem your shares in that Fund and pay you for them. You will receive at least 30 days' written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, is the principal underwriter for the Trust. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's administrator and custodian. The Trust currently pays State Street fees for its services as administrator at the annual rate of 0.08% of each Fund's average daily net assets (subject to certain minimum charges). The Trust's transfer agent and registrar is Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171.

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                                                              [LOGO]

                                                           SCHRODER SERIES TRUST
                                                        Schroder Large
                                                        Capitalization Equity
                                                        Fund
                                                        Schroder Small
                                                        Capitalization Value
                                                        Fund
                                                        Schroder MidCap
                                                        Value Fund
                                                        Schroder Investment
                                                        Grade Income Fund

        Schroder Series Trust
            P.O. Box 8507
                                                           Advisor Shares
         Boston, Mass. 02266
            1-800-464-3108
                1097WS
                                                        PROSPECTUS
                                                        June 17, 1997
                                                      AS REVISED OCTOBER 8, 1997